Other income (expense) (Tables)	6 Months Ended
Jun. 30, 2021
Analysis of income and expense [abstract]
Schedule of other income (expense)

Note 7	Other income (expense)

		THREE MONTHS		SIX MONTHS
FOR THE PERIOD ENDED JUNE 30	NOTE	2021	2020	2021	2020
Net mark-to-market gains (losses) on derivatives used to economically hedge equity settled share-based compensation plans		100	(9)	160	(37)
Early debt redemption costs	10	—	—	(53)	(17)
Equity (losses) gains from investments in associates and joint ventures
(Loss) gain on investment		(14)	11	(14)	21
Operations		(2)	(24)	(15)	(15)
Losses on retirements and disposals of property, plant and equipment and intangible assets		(3)	(54)	(8)	(70)
Other		10	(4)	29	(9)
Total other income (expense)		91	(80)	99	(127)